Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 01, 2015
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2015
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Guggenheim Multi-Asset Income Index ETF
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fourth sentence of the first paragraph in the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds and traditional preferred stocks.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The “Canadian Royalty Trust Risk” subsection in the “Principal Investment Risks” section of the Summary Prospectus is hereby deleted in its entirety.

The fourth sentence of the first paragraph in the “Principal Investment Strategies” subsection in the Fund’s “Summary Information” section of the Prospectus is hereby deleted and replaced with the following:

The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds and traditional preferred stocks.

The “Principal Investment Risks-Canadian Royalty Trust Risk” subsection in the Fund’s “Summary Information” section of the Prospectus is hereby deleted in its entirety.